Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2022 US$m	2021 US$m	2020 US$m	2022 US$m	2021 US$m
Equity-settled awards	117	122	131	—	—
Cash-settled awards	5	4	7	7	6
Total	122	126	138	7	6

Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of non-vested and vested shares
Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2022 number	Weighted average fair value at grant date 2022 £	2021 number	Weighted average fair value at grant date 2021 £	2022 number	Weighted average fair value at grant date 2022 A$	2021 number	Weighted average fair value at grant date 2021 A$
Unvested awards at 1 January	3,376,072	24.26	3,778,041	21.01	1,276,694	50.46	1,391,373	44.40
Awarded	518,950	25.60	676,296	29.63	256,508	51.21	217,178	60.67
Forfeited	(9,973)	31.68	(474,878)	20.85	(38,733)	51.09	(59,291)	46.42
Failed performance conditions	(326,522)	32.83	(189,799)	19.43	(149,788)	61.40	(89,448)	44.07
Vested	(655,078)	20.49	(413,588)	9.48	(304,441)	38.68	(183,118)	20.96
Unvested awards at 31 December	2,903,449	24.36	3,376,072	24.26	1,040,240	52.51	1,276,694	50.46

	Rio Tinto plc awards				Rio Tinto Limited awards
	2022 number	Weighted average share price at vesting 2022 £	2021 number	Weighted average share price at vesting 2021 £	2022 number	Weighted average share price at vesting 2022 A$	2021 number	Weighted average share price at vesting 2021 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	632,533	54.96	431,682	62.63	247,216	115.25	184,876	127.37
Vested awards settled in cash during the year (including dividend shares applied on vesting)	230,006	54.67	63,144	62.35	140,479	115.35	29,737	127.5

Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of non-vested and vested shares
Management Share Awards, Bonus Deferral Awards (granted under the Management Share Plans or Equity Incentive Plans), Global Employee Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2022 number	Weighted average fair value at grant date 2022 £	2021 number	Weighted average fair value at grant date 2021 £	2022 number	Weighted average fair value at grant date 2022 A$	2021 number	Weighted average fair value at grant date 2021 A$
Unvested awards at 1 January(b)	2,493,826	43.55	2,650,861	37.50	2,164,568	92.31	2,216,734	82.52
Awarded	1,187,887	50.37	987,665	52.07	1,068,556	95.69	887,022	105.47
Forfeited	(146,816)	56.66	(202,248)	23.84	(155,631)	96.46	(130,990)	90.01
Cancelled	(65,267)	44.99	(42,812)	45.09	(46,300)	86.44	(46,624)	87.08
Vested	(883,951)	39.69	(899,640)	39.44	(690,488)	86.96	(761,574)	79.86
Unvested awards at 31 December(b)	2,585,679	47.22	2,493,826	43.55	2,340,705	95.27	2,164,568	92.31
Comprising:
– Management Share Awards	1,220,559	48.82	1,241,695	43.63	1,150,641	103.00	1,178,538	95.70
– Bonus Deferral Awards	139,782	55.96	158,572	42.31	60,862	113.13	46,660	96.08
– Global Employee Share Plan	1,191,738	44.51	1,060,394	43.49	1,129,202	86.43	939,370	87.86
– UK Share Plan	33,600	49.05	33,165	47.94	—	—	—	—
27     Share-based payments continued

	2022 number	Weighted average share price at vesting 2022 £	2021 number	Weighted average share price at vesting 2021 £	2022 number	Weighted average share price at vesting 2022 A$	2021 number	Weighted average share price at vesting 2021 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	529,054	54.59	547,487	60.74	486,587	113.18	550,161	122.89
– Bonus Deferral Awards	136,317	55.11	100,368	47.96	32,080	107.78	34,279	105.55
– Global Employee Share Plan	478,204	51.52	407,314	54.61	337,782	104.82	312,109	112.33
– UK Share Plan	12,176	55.20	20,111	57.15	—	—	—	—
Vested awards settled in cash during the year (including dividend shares applied on vesting):
– Bonus Deferral Awards	23,611	55.98	23,371	46.12	12,699	113.23	19,607	93.5
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.